Putnam VT Diversified Income Fund
The fund's portfolio
9/30/23 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (68.3%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (8.8%)
Government National Mortgage Association Pass-Through Certificates
5.50%, TBA, 10/1/53	$3,000,000	$2,911,511
5.50%, 5/20/49	16,016	15,760
5.00%, 5/20/49	43,140	41,334
4.50%, TBA, 10/1/53	4,000,000	3,694,656
4.00%, TBA, 10/1/53	3,000,000	2,702,918
3.50%, with due dates from 9/20/49 to 11/20/49	138,361	121,193

		9,487,372
U.S. Government Agency Mortgage Obligations (59.5%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 5/1/49	37,177	35,386
4.50%, 5/1/49	6,820	6,355
Uniform Mortgage-Backed Securities
6.50%, TBA, 10/1/53	15,000,000	15,071,697
6.00%, TBA, 10/1/53	26,000,000	25,663,815
5.50%, TBA, 10/1/53	9,000,000	8,699,067
5.00%, TBA, 10/1/53	5,000,000	4,718,167
3.50%, TBA, 10/1/53	3,000,000	2,579,531
3.00%, TBA, 10/1/53	4,000,000	3,307,033
2.50%, TBA, 10/1/53	5,000,000	3,965,818

		64,046,869

Total U.S. government and agency mortgage obligations (cost $74,638,189)		$73,534,241

U.S. TREASURY OBLIGATIONS (0.7%)(a)
	Principal amount	Value
U.S. Treasury Notes
1.625%, 5/15/31(i)	$203,000	$166,050
0.625%, 8/15/30(i)	651,000	500,163
0.25%, 7/31/25(i)	120,000	109,924

Total U.S. treasury obligations (cost $776,137)		$776,137

MORTGAGE-BACKED SECURITIES (34.1%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (12.4%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	$254,805	$52,388
REMICs Ser. 5091, Class IL, IO, 4.50%, 3/25/51	2,268,504	486,490
REMICs Ser. 5093, Class YI, IO, 4.50%, 12/25/50	1,719,251	387,652
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	2,434,976	541,266
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	151,014	23,146
REMICs Ser. 5134, Class IC, IO, 4.00%, 8/25/51	3,096,807	588,378
REMICs Ser. 23-5349, Class IB, IO, 4.00%, 12/15/46	1,600,000	295,035
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	224,159	16,470
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	126,412	4,174
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.14%), 0.821%, 9/25/50	2,243,053	231,932
REMICs IFB Ser. 4742, Class S, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 0.772%, 12/15/47	483,971	47,429
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.672%, 8/15/56	1,772,346	168,781
REMICs IFB Ser. 4678, Class MS, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.672%, 4/15/47	432,534	40,609
REMICs IFB Ser. 5002, Class SJ, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.671%, 7/25/50	2,196,750	204,639
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.621%, 1/25/50	1,658,830	128,471
Structured Pass-Through Certificates FRB Ser. 57, Class 1AX, IO, 0.384%, 7/25/43(WAC)	527,937	6,977
Federal National Mortgage Association
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	560,126	93,794
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	45,330	7,467
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	902,759	141,589
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	138,092	19,425
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	2,241,065	408,304
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	112,967	21,848
REMICs Ser. 23-49, Class IC, IO, 4.00%, 11/25/49	700,000	113,097
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	367,830	53,048
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	269,552	38,541
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x US 30 Day Average SOFR) + 6.29%), 0.971%, 4/25/40	250,198	21,318
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.14%), 0.821%, 3/25/48	1,311,003	91,115
REMICs IFB Ser. 18-38, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 0.771%, 6/25/48	1,702,378	155,561
REMICs IFB Ser. 15-42, Class LS, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 0.771%, 6/25/45	1,319,621	54,231
REMICs IFB Ser. 17-32, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.04%), 0.721%, 5/25/47	2,685,475	211,159
Grantor Trust Ser. 00-T6, IO, 0.717%, 11/25/40(WAC)	375,950	1,587
REMICs IFB Ser. 16-96, Class ST, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.671%, 12/25/46	993,305	54,343
REMICs IFB Ser. 20-12, Class SK, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.621%, 3/25/50	1,297,193	114,568
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.621%, 8/25/49	1,152,495	79,447
Government National Mortgage Association
Ser. 16-42, IO, 5.00%, 2/20/46	481,694	90,514
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	871,907	196,284
Ser. 14-76, IO, 5.00%, 5/20/44	263,272	52,117
Ser. 12-146, IO, 5.00%, 12/20/42	443,295	84,155
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	143,905	29,417
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	217,969	43,794
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	957,220	197,130
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	547,290	111,894
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	846,159	166,021
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	177,826	34,656
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	1,157,201	228,361
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	634,690	123,425
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	351,283	68,175
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	404,280	68,621
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	402,750	69,789
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	1,087,886	188,726
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	371,641	48,518
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	251,859	38,775
Ser. 21-156, IO, 3.50%, 7/20/51	3,289,521	565,694
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	2,605,670	487,868
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	310,808	51,122
Ser. 13-28, IO, 3.50%, 2/20/43	140,725	20,390
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	207,817	23,737
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	684,614	112,263
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	780,678	121,510
Ser. 21-59, Class IP, IO, 3.00%, 4/20/51	2,924,543	446,899
Ser. 16-H03, Class DI, IO, 2.043%, 12/20/65(WAC)	1,837,291	77,022
Ser. 15-H25, Class EI, IO, 1.824%, 10/20/65(WAC)	1,430,415	55,500
FRB Ser. 15-H08, Class CI, IO, 1.744%, 3/20/65(WAC)	971,366	30,307
Ser. 15-H23, Class BI, IO, 1.687%, 9/20/65(WAC)	2,029,264	61,893
Ser. 16-H24, Class CI, IO, 1.62%, 10/20/66(WAC)	1,410,054	45,122
Ser. 16-H14, IO, 1.613%, 6/20/66(WAC)	979,107	26,026
Ser. 13-H08, Class CI, IO, 1.554%, 2/20/63(WAC)	1,068,767	33,773
Ser. 15-H25, Class AI, IO, 1.54%, 9/20/65(WAC)	3,065,455	83,993
Ser. 14-H21, Class BI, IO, 1.476%, 10/20/64(WAC)	1,643,840	49,480
IFB Ser. 21-98, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.861%, 6/20/51	1,769,264	177,068
IFB Ser. 21-77, Class SM, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.861%, 5/20/51	2,515,735	247,718
IFB Ser. 21-59, Class SQ, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.861%, 4/20/51	1,960,094	169,009
IFB Ser. 20-133, Class CS, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.861%, 9/20/50	2,329,637	244,323
FRB Ser. 21-116, Class ES, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 0.755%, 11/20/47	2,729,927	273,119
IFB Ser. 14-60, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 6.07%), 0.741%, 4/20/44	1,353,541	110,317
IFB Ser. 20-97, Class QS, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.711%, 7/20/50	2,181,990	215,438
IFB Ser. 18-139, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.711%, 10/20/48	1,178,966	85,595
Ser. 16-H16, Class EI, IO, 0.704%, 6/20/66(WAC)	1,345,276	47,219
IFB Ser. 20-63, Class PS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.661%, 4/20/50	2,288,043	210,383
IFB Ser. 19-96, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.661%, 8/20/49	3,739,863	320,506
IFB Ser. 19-83, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.661%, 7/20/49	1,584,716	131,167
IFB Ser. 19-89, Class PS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.661%, 7/20/49	2,389,929	179,136
Ser. 16-H17, Class KI, IO, 0.617%, 7/20/66(WAC)	782,399	32,121
IFB Ser. 20-7, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.611%, 1/20/50	1,204,593	99,277
IFB Ser. 19-152, Class ES, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.611%, 12/20/49	985,483	78,286
IFB Ser. 20-63, Class AS, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 0.561%, 8/20/43	1,915,355	137,465
Ser. 17-H11, Class DI, IO, 0.496%, 5/20/67(WAC)	1,339,622	65,914
Ser. 15-H24, Class AI, IO, 0.43%, 9/20/65(WAC)	1,695,606	43,170
Ser. 17-H12, Class QI, IO, 0.22%, 5/20/67(WAC)	1,460,781	45,790
IFB Ser. 14-119, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.49%), 0.161%, 8/20/44	589,205	37,977
Ser. 17-H11, Class TI, IO, 0.133%, 4/20/67(WAC)	1,123,031	60,194
Ser. 16-H09, Class BI, IO, 0.105%, 4/20/66(WAC)	2,654,839	118,406
Ser. 16-H24, Class JI, IO, 0.091%, 11/20/66(WAC)	1,749,159	80,873
Ser. 16-H06, Class DI, IO, 0.07%, 7/20/65(WAC)	2,530,708	47,636
Ser. 17-H16, Class JI, IO, 0.069%, 8/20/67(WAC)	2,333,540	105,460
Ser. 15-H10, Class BI, IO, 0.047%, 4/20/65(WAC)	1,240,327	48,249
Ser. 18-H05, Class AI, IO, 0.036%, 2/20/68(WAC)	1,596,738	63,378
Ser. 18-H05, Class BI, IO, 0.036%, 2/20/68(WAC)	1,853,984	73,086
Ser. 16-H03, Class AI, IO, 0.034%, 1/20/66(WAC)	1,293,137	40,283
Ser. 17-H02, Class BI, IO, 0.031%, 1/20/67(WAC)	1,443,098	39,541
Ser. 16-H22, Class AI, IO, 0.03%, 10/20/66(WAC)	1,700,247	53,517
Ser. 16-H23, Class NI, IO, 0.03%, 10/20/66(WAC)	5,071,054	190,165
Ser. 17-H10, Class MI, IO, 0.021%, 4/20/67(WAC)	2,669,103	70,197
Ser. 18-H03, Class XI, IO, 0.019%, 2/20/68(WAC)	1,745,481	71,390
Ser. 17-H08, Class NI, IO, 0.019%, 3/20/67(WAC)	1,982,844	58,494
Ser. 17-H06, Class BI, IO, 0.015%, 2/20/67(WAC)	1,556,608	43,856
Ser. 17-H09, IO, 0.014%, 4/20/67(WAC)	2,024,272	47,712
Ser. 17-H16, Class IG, IO, 0.009%, 7/20/67(WAC)	2,088,868	49,072
Ser. 16-H06, Class CI, IO, 0.002%, 2/20/66(WAC)	2,794,008	39,002
Ser. 16-H10, Class AI, IO, zero %, 4/20/66(WAC)	2,716,239	39,961

		13,328,720
Commercial mortgage-backed securities (11.3%)
Barclays Commercial Mortgage Trust 144A FRB Ser. 19-C5, Class F, 2.729%, 11/15/52(WAC)	247,000	122,884
Benchmark Mortgage Trust 144A FRB Ser. 18-B3, Class D, 3.176%, 4/10/51(WAC)	346,000	187,749
BWAY Mortgage Trust 144A FRB Ser. 22-26BW, Class F, 5.029%, 2/10/44(WAC)	420,000	250,054
CD Commercial Mortgage Trust FRB Ser. 17-CD3, Class C, 4.696%, 2/10/50(WAC)	319,000	171,747
CD Commercial Mortgage Trust 144A Ser. 17-CD3, Class D, 3.25%, 2/10/50	460,000	205,928
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.08%, 12/15/47(WAC)	326,000	266,511
FRB Ser. 11-C2, Class F, 5.08%, 12/15/47(WAC)	644,000	408,911
COMM Mortgage Trust
FRB Ser. 14-CR16, Class C, 5.08%, 4/10/47(WAC)	283,000	238,186
Ser. 12-LC4, Class B, 4.934%, 12/10/44(WAC)	155,709	140,138
Ser. 13-CR12, Class AM, 4.30%, 10/10/46	276,000	240,302
Ser. 15-DC1, Class B, 4.035%, 2/10/48(WAC)	264,000	229,183
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class D, 5.006%, 5/10/47(WAC)	182,000	164,726
FRB Ser. 14-UBS3, Class D, 4.923%, 6/10/47(WAC)	116,000	75,415
Ser. 12-CR3, Class F, 4.75%, 10/15/45 (In default)(NON)(WAC)	77,627	3,894
FRB Ser. 15-LC19, Class E, 4.354%, 2/10/48(WAC)	257,000	193,031
Credit Suisse Mortgage Trust 144A FRB Ser. 22-NWPT, Class A, 8.475%, 9/9/24	158,000	159,177
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.892%, 4/15/50(WAC)	307,000	187,270
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 9.315%, 11/25/51	460,000	436,528
GS Mortgage Securities Corp., II 144A
FRB Ser. 13-GC10, Class D, 4.688%, 2/10/46(WAC)	237,000	204,985
Ser. 13-GC10, Class C, 4.285%, 2/10/46(WAC)	131,534	126,084
GS Mortgage Securities Trust Ser. 14-GC18, Class B, 4.885%, 1/10/47(WAC)	265,000	220,407
GS Mortgage Securities Trust 144A Ser. 19-GC38, Class D, 3.00%, 2/10/52	330,000	207,779
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.893%, 2/15/47(WAC)	787,000	488,116
FRB Ser. 14-C19, Class C19, 4.781%, 4/15/47(WAC)	208,000	193,440
FRB Ser. 14-C18, Class E, 4.393%, 2/15/47(WAC)	381,000	223,706
FRB Ser. 14-C25, Class D, 4.081%, 11/15/47(WAC)	194,000	100,230
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	656,000	164,380
JPMDB Commercial Mortgage Securities Trust
FRB Ser. 18-C8, Class C, 4.923%, 6/15/51(WAC)	124,000	99,200
Ser. 17-C5, Class C, 4.512%, 3/15/50(WAC)	291,000	205,063
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-LC11, Class D, 4.261%, 4/15/46(WAC)	408,000	251,421
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 11-C3, Class F, 5.71%, 2/15/46(WAC)	401,000	92,139
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 7.004%, 12/15/49(WAC)	11,396	—
Morgan Stanley Bank of America Merrill Lynch Trust Ser. 12-C6, Class C, 4.536%, 11/15/45(WAC)	223,776	206,038
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class D, 5.074%, 10/15/46(WAC)	275,000	228,050
FRB Ser. 15-C23, Class D, 4.276%, 7/15/50(WAC)	347,000	291,765
FRB Ser. 13-C11, Class D, 4.22%, 8/15/46(WAC)	750,000	6,750
FRB Ser. 13-C10, Class D, 4.095%, 7/15/46(WAC)	478,000	201,197
Ser. 14-C17, Class E, 3.50%, 8/15/47	369,000	294,996
Ser. 14-C18, Class D, 3.389%, 10/15/47	230,000	189,546
Ser. 14-C19, Class D, 3.25%, 12/15/47	240,000	198,218
Morgan Stanley Capital I Trust
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	92,521	77,144
FRB Ser. 18-H3, Class C, 5.013%, 7/15/51(WAC)	178,000	142,816
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 9.179%, 3/25/50	575,737	560,112
FRB Ser. 19-01, Class M10, 8.679%, 10/25/49	325,232	316,795
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL9, Class A, 7.787%, 6/25/37	301,328	301,097
RIAL Issuer, Ltd. 144A FRB Ser. 22-FL8, Class B, 8.581%, 1/19/37 (Bermuda)	217,000	207,235
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	472,775	5
Wells Fargo Commercial Mortgage Trust FRB Ser. 15-C29, Class D, 4.359%, 6/15/48(WAC)	243,000	208,386
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C30, Class D, 4.648%, 9/15/58(WAC)	95,000	70,893
FRB Ser. 13-LC12, Class D, 4.087%, 7/15/46(WAC)	513,000	129,547
Ser. 14-LC16, Class D, 3.938%, 8/15/50	828,000	63,092
Ser. 16-C33, Class D, 3.123%, 3/15/59	471,000	335,428
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 13-UBS1, Class D, 5.206%, 3/15/46(WAC)	160,000	154,688
FRB Ser. 13-UBS1, Class E, 5.206%, 3/15/46(WAC)	192,000	185,822
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)	1,331,000	855,897
FRB Ser. 12-C10, Class D, 4.549%, 12/15/45(WAC)	694,000	378,408
FRB Ser. 13-C15, Class D, 4.352%, 8/15/46(WAC)	1,543,000	381,893

		12,244,402
Residential mortgage-backed securities (non-agency) (10.4%)
BCAP, LLC Trust 144A FRB Ser. 11-RR3, Class 3A6, 5.501%, 11/27/36(WAC)	241,226	166,446
Bear Stearns Alt-A Trust FRB Ser. 05-8, Class 21A1, 4.749%, 10/25/35(WAC)	139,925	115,046
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (CME Term SOFR 1 Month + 0.29%), 5.614%, 11/25/47	103,166	76,008
Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 1.50%), 6.126%, 9/25/35	246,340	213,842
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 5.814%, 8/25/46	884,842	721,384
FRB Ser. 07-OH1, Class A1D, (CME Term SOFR 1 Month + 0.32%), 5.644%, 4/25/47	79,201	63,016
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 5.566%, 6/25/46	154,759	128,751
FRB Ser. 05-65CB, Class 2A1, (CME Term SOFR 1 Month + 0.54%), 5.50%, 12/25/35	296,921	199,856
FRB Ser. 06-OA7, Class 1A1, 3.46%, 6/25/46(WAC)	552,442	484,602
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (US 30 Day Average SOFR + 10.11%), 15.429%, 7/25/28	1,020,164	1,135,051
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (US 30 Day Average SOFR + 9.46%), 14.779%, 4/25/28	516,969	564,010
Structured Agency Credit Risk Debt FRN Ser. 15-HQA1, Class B, (US 30 Day Average SOFR + 8.91%), 14.229%, 3/25/28	323,735	333,617
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (US 30 Day Average SOFR + 7.66%), 12.979%, 12/25/27	365,916	385,994
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (US 30 Day Average SOFR + 11.11%), 16.429%, 10/25/48	333,000	409,089
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (US 30 Day Average SOFR + 10.61%), 15.929%, 3/25/49	152,000	178,458
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (US 30 Day Average SOFR + 10.11%), 15.429%, 8/25/50	135,000	172,716
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA3, Class B2, (US 30 Day Average SOFR + 9.46%), 14.779%, 6/25/50	237,000	294,769
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (US 30 Day Average SOFR + 7.86%), 13.179%, 9/25/48	389,000	431,098
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (US 30 Day Average SOFR + 3.21%), 8.529%, 3/25/50	71,886	74,127
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	253,000	224,584
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (US 30 Day Average SOFR + 12.36%), 17.679%, 9/25/28	967,322	1,136,379
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (US 30 Day Average SOFR + 11.86%), 17.179%, 10/25/28	496,038	577,831
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (US 30 Day Average SOFR + 10.86%), 16.179%, 1/25/29	89,571	101,788
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (US 30 Day Average SOFR + 5.61%), 10.929%, 9/25/29	242,000	267,672
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (US 30 Day Average SOFR + 4.61%), 9.929%, 12/25/30	451,000	494,374
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (US 30 Day Average SOFR + 4.56%), 9.879%, 5/25/30	22,000	23,812
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 9.815%, 1/25/42	148,000	151,330
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (US 30 Day Average SOFR + 4.21%), 9.529%, 9/25/31	505,000	530,474
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (US 30 Day Average SOFR + 3.76%), 9.079%, 2/25/40	276,000	287,193
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1, (US 30 Day Average SOFR + 3.36%), 8.679%, 1/25/40	155,000	155,967
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (CME Term SOFR 1 Month + 0.47%), 5.794%, 5/25/36	505,011	120,789
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (CME Term SOFR 1 Month + 0.42%), 5.744%, 5/25/37	121,659	69,616
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (CME Term SOFR 1 Month + 0.63%), 5.962%, 5/19/35	168,660	51,514
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (CME Term SOFR 1 Month + 0.34%), 2.696%, 2/26/37	148,222	120,123
MortgageIT Trust FRB Ser. 05-3, Class M2, (CME Term SOFR 1 Month + 0.91%), 6.229%, 8/25/35	34,784	32,540
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, (CME Term SOFR 1 Month + 0.29%), 5.614%, 1/25/37	196,375	167,987
Towd Point Mortgage Trust 144A Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	202,000	172,711
WaMu Asset-Backed Certificates Trust FRB Ser. 07-HE4, Class 1A, (CME Term SOFR 1 Month + 0.28%), 5.604%, 7/25/47	117,100	76,740
Washington Mutual Asset-Backed Certificates Trust FRB Ser. 06-HE2, Class A3, (CME Term SOFR 1 Month + 0.41%), 5.734%, 5/25/36	377,124	281,756

		11,193,060

Total mortgage-backed securities (cost $44,324,887)		$36,766,182

CORPORATE BONDS AND NOTES (17.6%)(a)
		Principal amount	Value
Basic materials (2.1%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		$135,000	$135,043
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30		15,000	14,888
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29		135,000	118,764
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		326,000	271,425
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		150,000	130,896
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		140,000	131,783
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		60,000	49,204
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)		163,000	159,774
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		158,000	132,522
Constellium SE sr. unsec. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	130,000	116,215
HTA Group, Ltd./Mauritius company guaranty sr. unsec. notes Ser. REGS, 7.00%, 12/18/25 (Tanzania)		$200,000	192,000
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		140,000	129,536
IHS Holding, Ltd. company guaranty sr. unsec. notes Ser. REGS, 6.25%, 11/29/28 (Nigeria)		320,000	242,000
Olympus Water US Holding Corp. 144A sr. notes 9.75%, 11/15/28		200,000	199,568
Resideo Funding, Inc. 144A company guaranty sr. unsec. unsub. notes 4.00%, 9/1/29		160,000	131,453
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31		135,000	132,638

			2,287,709
Capital goods (1.4%)
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		270,000	272,025
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	175,000	177,477
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		$151,000	134,225
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		160,000	131,232
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37		120,000	112,672
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC 144A company guaranty sr. notes 4.00%, 10/15/27		150,000	133,125
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		128,000	129,760
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		155,000	133,325
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		148,000	132,538
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		70,000	61,501
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		65,000	56,769
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		90,000	88,249

			1,562,898
Communication services (0.7%)
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32		380,000	304,000
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 5.50%, 4/15/27		200,000	171,415
SBA Communications Corp. sr. unsec. notes 3.125%, 2/1/29(R)		160,000	133,452
Vmed O2 UK Financing I PLC sr. notes Ser. REGS, 3.25%, 1/31/31 (United Kingdom)	EUR	135,000	116,639

			725,506
Consumer cyclicals (5.4%)
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		$317,000	297,191
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		165,000	129,618
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		155,000	131,901
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		131,000	127,471
Carnival Corp. 144A notes 9.875%, 8/1/27		130,000	135,710
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		155,000	137,587
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.125%, 8/15/31		170,000	131,528
Dufry One BV company guaranty sr. unsec. notes Ser. REGS, 3.375%, 4/15/28 (Netherlands)	EUR	120,000	113,542
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity		$130,000	123,338
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26		160,000	137,870
IHO Verwaltungs GmbH sr. unsub. notes Ser. REGS, 8.75%, 5/15/28 (Germany)(PIK)	EUR	270,000	295,166
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		$150,000	132,357
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29		160,000	132,800
Las Vegas Sands Corp. sr. unsec. unsub. notes 3.90%, 8/8/29		150,000	128,015
Levi Strauss & Co. sr. unsec. notes 3.375%, 3/15/27	EUR	134,000	132,663
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		$310,000	303,800
Macy's Retail Holdings, LLC 144A company guaranty sr. unsec. unsub. bonds 6.125%, 3/15/32		73,000	60,246
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		160,000	130,004
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)		350,000	297,878
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		155,000	134,917
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		155,000	133,726
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		146,000	132,176
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		155,000	133,300
Nexstar Media, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/28		155,000	128,295
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		145,000	127,757
Penn Entertainment, Inc. 144A sr. unsec. notes 4.125%, 7/1/29		165,000	134,836
PetSmart, Inc./PetSmart Finance Corp. 144A company guaranty sr. unsec. notes 7.75%, 2/15/29		250,000	232,972
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29		130,000	137,337
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.125%, 7/1/30		170,000	136,104
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		151,000	136,821
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	125,000	116,377
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		$165,000	131,981
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		341,000	297,949
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		105,000	97,808
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30		139,000	127,032
Verisure Midholding AB company guaranty sr. unsec. notes Ser. REGS, 5.25%, 2/15/29 (Sweden)	EUR	285,000	264,577
Warnermedia Holdings, Inc. company guaranty sr. unsec. bonds 5.141%, 3/15/52		$150,000	111,456

			5,794,106
Consumer staples (1.3%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		160,000	132,956
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/15/29		158,000	134,708
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		148,000	136,875
Avis Budget Finance PLC 144A sr. unsec. notes 7.25%, 7/31/30	EUR	100,000	104,929
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		$145,000	137,120
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.375%, 1/31/32		160,000	134,038
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30		135,000	115,445
Loxam SAS company guaranty sr. notes Ser. EMTN, 6.375%, 5/15/28 (France)	EUR	110,000	113,749
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		$160,000	132,026
US Foods, Inc. 144A company guaranty sr. unsec. notes 4.75%, 2/15/29		149,000	133,171
VM Consolidated, Inc. 144A company guaranty sr. unsec. notes 5.50%, 4/15/29		145,000	130,501

			1,405,518
Energy (3.4%)
Antero Resources Corp. 144A sr. unsec. notes 5.375%, 3/1/30		145,000	133,497
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30		141,000	136,710
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27		135,000	133,073
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28		160,000	162,800
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31		300,000	306,441
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		60,000	60,954
Ecopetrol SA sr. unsec. unsub. bonds 8.875%, 1/13/33 (Colombia)		360,000	351,645
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		140,000	135,095
EnLink Midstream, LLC 144A company guaranty sr. unsec. unsub. notes 6.50%, 9/1/30		140,000	135,804
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		155,000	130,702
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		145,000	135,938
Patterson-UTI Energy, Inc. sr. unsec. sub. notes 5.15%, 11/15/29		270,000	246,126
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)		123,000	117,342
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		70,000	69,732
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		35,000	34,355
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)		180,000	128,835
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		143,000	106,130
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)		420,000	372,685
Petroleos Mexicanos 144A sr. unsec. bonds 10.00%, 2/7/33 (Mexico)		80,000	71,000
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		150,000	134,995
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		140,000	134,400
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		145,000	133,543
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31		305,000	299,834

			3,671,636
Financials (0.1%)
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 4.25%, 10/15/27		149,000	133,406

			133,406
Health care (1.2%)
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		159,000	134,156
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		45,000	38,756
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		135,000	131,288
Mozart Debt Merger Sub, Inc. 144A sr. notes 3.875%, 4/1/29		155,000	131,041
Organon Finance 1, LLC 144A sr. notes 4.125%, 4/30/28		200,000	173,782
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		160,000	131,357
Tenet Healthcare Corp. 144A company guaranty sr. notes 6.75%, 5/15/31		310,000	298,986
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)		260,000	267,800

			1,307,166
Technology (0.8%)
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28		160,000	136,415
CrowdStrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		156,000	131,395
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		156,000	136,719
NCR Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 4/15/29		155,000	136,564
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		160,000	133,943
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		163,000	135,852

			810,888
Transportation (0.1%)
Air France-KLM sr. unsec. notes 8.125%, 5/31/28 (France)	EUR	100,000	110,078

			110,078
Utilities and power (1.1%)
Aegea Finance SARL 144A company guaranty sr. unsec. notes 9.00%, 1/20/31 (Luxembourg)		$200,000	201,000
Diamond II, Ltd. 144A company guaranty sr. notes 7.95%, 7/28/26 (India)		360,000	353,700
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, perpetual maturity (France)		200,000	207,250
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32		177,000	132,872
PG&E Corp. sr. sub. notes 5.25%, 7/1/30		155,000	134,705
Vistra Operations Co., LLC 144A company guaranty sr. unsec. unsub. notes 4.375%, 5/1/29		155,000	133,243

			1,162,770

Total corporate bonds and notes (cost $19,743,300)			$18,971,681

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (8.5%)(a)
		Principal amount	Value
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	310,000	$223,986
Cameroon (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 7/7/32 (Cameroon)	EUR	240,000	168,006
Cote d'lvoire (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/30/32 (Cote d'lvoire)	EUR	830,000	665,237
Cote d'lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d'lvoire)		$600,000	496,500
Cote d'lvoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Cote d'lvoire)		275,000	268,469
Development Bank of Mongolia, LLC unsec. notes Ser. REGS, 7.25%, 10/23/23 (Mongolia)		260,000	258,700
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)		435,000	353,438
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		365,000	363,805
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		390,000	369,879
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		205,000	197,935
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)		880,000	563,200
Gabon (Republic of) sr. unsec. notes Ser. REGS, 6.625%, 2/6/31 (Gabon)		230,000	170,775
Ghana (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.125%, 1/18/26 (Ghana) (In default)(NON)		670,000	313,225
Ghana (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 2/11/27 (Ghana) (In default)(NON)		850,000	377,188
Indonesia (Republic of) sr. unsec. unsub. bonds 2.85%, 2/14/30 (Indonesia)		1,285,000	1,089,892
Indonesia (Republic of) sr. unsec. unsub. notes 4.65%, 9/20/32 (Indonesia)		205,000	191,087
Kenya (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 6/24/24 (Kenya)		260,000	240,500
Mongolia (Government of) sr. unsec. notes Ser. REGS, 5.125%, 4/7/26 (Mongolia)		200,000	186,750
Mozambique (Republic of) unsec. notes Ser. REGS, 9.00%, 9/15/31 (Mozambique)		200,000	157,000
Romania (Government of) sr. unsec. unsub. notes 7.125%, 1/17/33 (Romania)		260,000	265,535
Serbia (Republic of) sr. unsec. notes 6.25%, 5/26/28 (Serbia)		280,000	274,400
Tunisia (Central Bank of) sr. unsec. unsub. notes Ser. REGS, 5.75%, 1/30/25 (Tunisia)		890,000	611,547
Turkey (Republic of) sr. unsec. unsub. notes 9.125%, 7/13/30 (Turkey)		200,000	200,500
United Mexican States sr. unsec. unsub. bonds 4.28%, 8/14/41 (Mexico)		390,000	287,516
United Mexican States sr. unsec. unsub. notes 6.338%, 5/4/53 (Mexico)		330,000	300,322
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)		600,000	588,302

Total foreign government and agency bonds and notes (cost $10,717,346)			$9,183,694

CONVERTIBLE BONDS AND NOTES (5.9%)(a)
	Principal amount	Value
Basic materials (—%)
MP Materials Corp. 144A cv. sr. unsec. notes 0.25%, 4/1/26	$34,000	$29,199

		29,199
Capital goods (0.3%)
Axon Enterprise, Inc. 144A cv. sr. unsec. notes 0.50%, 12/15/27	87,000	92,655
Granite Construction, Inc. 144A cv. sr. unsec. notes 3.75%, 5/15/28	42,000	44,040
John Bean Technologies Corp. cv. sr. unsec. notes 0.25%, 5/15/26	58,000	52,026
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	66,000	73,887
Tetra Tech, Inc. 144A cv. sr. unsec. notes 2.25%, 8/15/28	62,000	61,070

		323,678
Communication services (0.1%)
Liberty Broadband Corp. 144A cv. sr. unsec. notes 3.125%, 3/31/53	90,000	93,735

		93,735
Consumer cyclicals (1.1%)
Alarm.com Holdings, Inc. cv. sr. unsec. notes zero %, 1/15/26	73,000	63,072
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27	80,000	60,050
Block, Inc. cv. sr. unsec. sub. notes zero %, 5/1/26	37,000	30,895
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25	61,000	101,870
Carnival Corp. 144A company guaranty cv. sr. unsec. unsub. notes 5.75%, 12/1/27	85,000	113,475
DraftKings, Inc. cv. sr. unsec. unsub. notes zero %, 3/15/28	68,000	51,442
Expedia Group, Inc. company guaranty cv. sr. unsec. unsub. notes zero %, 2/15/26	78,000	67,766
Ford Motor Co. cv. sr. unsec. notes zero %, 3/15/26	113,000	111,023
Liberty Media Corp.-Liberty Formula One cv. sr. unsec. notes 2.25%, 8/15/27	79,000	76,867
Liberty TripAdvisor Holdings, Inc. 144A cv. sr. unsec. bonds 0.50%, 6/30/51	78,000	63,453
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 3.125%, 1/15/29	132,000	136,884
NCL Corp., Ltd. company guaranty cv. sr. unsec. notes 5.375%, 8/1/25	30,000	34,875
NCL Corp., Ltd. company guaranty cv. sr. unsec. unsub. notes 2.50%, 2/15/27	25,000	21,550
Patrick Industries, Inc. company guaranty cv. sr. unsec. notes 1.75%, 12/1/28	38,000	35,853
Royal Caribbean Cruises, Ltd. cv. sr. unsec. unsub. notes 6.00%, 8/15/25	47,000	92,661
Shift4 Payments, Inc. cv. sr. unsec. sub. notes 0.50%, 8/1/27	85,000	72,624
Vail Resorts, Inc. cv. sr. unsec. sub. notes zero %, 1/1/26	91,000	80,080

		1,214,440
Consumer staples (0.7%)
Airbnb, Inc. cv. sr. unsec. sub. notes zero %, 3/15/26	40,000	35,200
Beauty Health Co. (The) 144A cv. sr. unsec. sub. notes 1.25%, 10/1/26	35,000	27,213
Chefs' Warehouse, Inc. (The) 144A cv. sr. unsec. unsub. notes 2.375%, 12/15/28	53,000	42,861
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28	136,000	102,748
Lyft, Inc. cv. sr. unsec. notes 1.50%, 5/15/25	40,000	36,760
MGP Ingredients, Inc. company guaranty cv. sr. unsec. bonds 1.875%, 11/15/41	35,000	42,945
Post Holdings, Inc. company guaranty cv. sr. unsec. usub. notes 2.50%, 8/15/27	62,000	61,473
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	42,000	31,133
Uber Technologies, Inc. cv. sr. unsec. notes zero %, 12/15/25	37,000	34,518
Upwork, Inc. cv. sr. unsec. notes 0.25%, 8/15/26	60,000	49,231
Wayfair, Inc. cv. sr. unsec. notes 0.625%, 10/1/25	80,000	68,904
Wayfair, Inc. cv. sr. unsec. unsub. notes 3.25%, 9/15/27	53,000	63,812
Zillow Group, Inc. cv. sr. unsec. sub. notes 1.375%, 9/1/26	96,000	114,384

		711,182
Energy (0.2%)
Enphase Energy, Inc. cv. sr. unsec. sub. notes zero %, 3/1/28	76,000	62,890
Nabors Industries, Inc. 144A company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	41,000	36,060
Northern Oil and Gas, Inc. 144A cv. sr. unsec. notes 3.625%, 4/15/29	67,000	82,764

		181,714
Financials (0.1%)
SoFi Technologies, Inc. 144A cv. sr. unsec. notes zero %, 10/15/26	78,000	60,138
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 2.75%, 5/15/28(R)	101,000	103,074

		163,212
Health care (1.0%)
Alnylam Pharmaceuticals, Inc. cv. sr. unsec. unsub. notes 1.00%, 9/15/27	87,000	80,258
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27	54,000	53,492
BridgeBio Pharma, Inc. cv. sr. unsec. notes 2.50%, 3/15/27	32,000	30,560
CONMED Corp. cv. sr. unsec. notes 2.25%, 6/15/27	61,000	58,072
Cytokinetics, Inc. cv. sr. unsec. unsub. notes 3.50%, 7/1/27	34,000	28,835
Dexcom, Inc. 144A cv. sr. unsec. unsub. notes 0.375%, 5/15/28	170,000	150,790
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28	150,000	129,465
Halozyme Therapeutics, Inc. cv. sr. unsec. notes 0.25%, 3/1/27	113,000	95,349
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	66,000	64,548
Integer Holdings Corp. 144A cv. sr. unsec. unsub. notes 2.125%, 2/15/28	41,000	44,547
Jazz Investments I, Ltd. company guaranty cv. sr. unsec. sub. notes 1.50%, 8/15/24 (Ireland)	94,000	90,569
Lantheus Holdings, Inc. 144A company guaranty cv. sr. unsec. unsub. notes 2.625%, 12/15/27	68,000	78,839
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24	17,000	25,220
Sarepta Therapeutics, Inc. cv. sr. unsec. unsub. notes 1.25%, 9/15/27	57,000	63,663
Shockwave Medical, Inc. 144A cv. sr. unsec. notes 1.00%, 8/15/28	41,000	39,237
Teladoc Health, Inc. cv. sr. unsec. sub. notes 1.25%, 6/1/27	43,000	34,267

		1,067,711
Technology (2.0%)
3D Systems Corp. cv. sr. unsec. notes zero %, 11/15/26	30,000	21,660
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	78,000	81,237
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25	61,000	71,943
Altair Engineering, Inc. cv. sr. unsec. sub. notes 1.75%, 6/15/27	57,000	60,306
Bentley Systems, Inc. cv. sr. unsec. sub. notes 0.375%, 7/1/27	71,000	61,344
Bill.com Holdings, Inc. cv. sr. unsec. unsub. notes zero %, 4/1/27	73,000	59,084
Box, Inc. cv. sr. unsec. notes zero %, 1/15/26	52,000	56,082
Ceridian HCM Holding, Inc. cv. sr. unsec. notes 0.25%, 3/15/26	74,000	65,076
Cloudflare, Inc. cv. sr. unsec. notes zero %, 8/15/26	37,000	31,450
Confluent, Inc. cv. sr. unsec. unsub. notes zero %, 1/15/27	59,000	48,120
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25	63,000	73,931
DigitalOcean Holdings, Inc. cv. sr. unsec. notes zero %, 12/1/26	64,000	48,922
Dropbox, Inc. cv. sr. unsec. sub. notes zero %, 3/1/28	48,000	45,456
Envestnet, Inc. 144A company guaranty cv. sr. unsec. notes 2.625%, 12/1/27	55,000	50,133
Everbridge, Inc. cv. sr. unsec. notes zero %, 3/15/26	42,000	35,280
Five9, Inc. cv. sr. unsec. notes 0.50%, 6/1/25	42,000	39,186
HubSpot, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	55,000	98,010
Impinj, Inc. cv. sr. unsec. notes 1.125%, 5/15/27	57,000	49,413
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26	92,000	77,096
Lumentum Holdings, Inc. 144A cv. sr. unsec. notes 1.50%, 12/15/29	21,000	19,089
MongoDB, Inc. cv. sr. unsec. notes 0.25%, 1/15/26	36,000	61,524
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	79,000	68,770
ON Semiconductor Corp. cv. sr. unsec. notes zero %, 5/1/27	15,000	27,000
ON Semiconductor Corp. 144A company guaranty cv. sr. unsec. notes 0.50%, 3/1/29	100,000	109,800
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	16,000	37,688
Progress Software Corp. cv. sr. unsec. notes 1.00%, 4/15/26	51,000	52,479
Seagate HDD Cayman 144A company guaranty cv. sr. unsec. notes 3.50%, 6/1/28 (Cayman Islands)	92,000	94,353
Snap, Inc. cv. sr. unsec. notes zero %, 5/1/27	83,000	61,503
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27	143,000	134,921
Spotify USA, Inc. company guaranty cv. sr. unsec. notes zero %, 3/15/26	56,000	47,628
Tyler Technologies, Inc. cv. sr. unsec. sub. notes 0.25%, 3/15/26	65,000	62,758
Unity Software, Inc. cv. sr. unsec. notes zero %, 11/15/26	64,000	50,656
Wolfspeed, Inc. 144A cv. sr. unsec. notes 1.875%, 12/1/29	55,000	35,778
Workiva, Inc. 144A cv. sr. unsec. sub. notes 1.25%, 8/15/28	62,000	61,163
Ziff Davis, Inc. cv. sr. unsec. notes 1.75%, 11/1/26	55,000	50,573
Zscaler, Inc. cv. sr. unsec. notes 0.125%, 7/1/25	55,000	66,055

		2,115,467
Transportation (0.1%)
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25	119,000	118,108

		118,108
Utilities and power (0.3%)
CMS Energy Corp. 144A cv. sr. unsec. notes 3.375%, 5/1/28	67,000	62,813
NextEra Energy Partners LP 144A company guaranty cv. sr. unsec. unsub. notes 2.50%, 6/15/26	74,000	62,752
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48	75,000	79,350
Southern Co. (The) 144A cv. sr. unsec. notes 3.875%, 12/15/25	100,000	97,200

		302,115

Total convertible bonds and notes (cost $6,948,944)		$6,320,561

SENIOR LOANS (2.0%)(a)(c)
		Principal amount	Value
Ahead DB Holdings, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.75%), 9.019%, 10/16/27		$139,643	$138,246
Chart Industries, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.174%, 12/8/29		267,655	267,655
Cloud Software Group, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.99%, 3/30/29		139,387	133,841
CQP Holdco LP bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 9.048%, 5/27/28		338,397	338,319
DIRECTV Financing, LLC bank term loan FRN (CME Term SOFR 3 Month + 5.00%), 10.431%, 7/22/27		131,873	128,722
Gray Television, Inc. bank term loan FRN Ser. D, (CME Term SOFR 1 Month + 3.00%), 8.429%, 10/27/28		139,645	135,979
IRB Holding Corp. bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 3.00%), 8.416%, 12/15/27		139,531	138,886
Nouryon Finance BV bank term loan FRN (EURIBOR 3 Month ACT/360 + 4.25%), 7.949%, 4/3/28 (Netherlands)	EUR	115,000	120,735
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.166%, 1/29/28		$293,503	292,296
Phoenix Newco, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.681%, 8/11/28		139,646	138,535
Polaris Newco, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.00%), 9.298%, 6/3/28		144,631	138,277
Proofpoint, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 8.519%, 6/9/28		139,645	138,345
Robertshaw US Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 8.00%), 13.49%, 2/28/27		55,000	12,100
TAMKO Building Products, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 8.667%, 5/29/26		—	—

Total senior loans (cost $2,161,521)			$2,121,936

ASSET-BACKED SECURITIES (0.9%)(a)
	Principal amount	Value
Mello Warehouse Securitization Trust 144A
FRB Ser. 21-3, Class E, (CME Term SOFR 1 Month + 3.36%), 8.684%, 10/22/24	$469,000	$463,138
FRB Ser. 21-3, Class D, (CME Term SOFR 1 Month + 2.11%), 7.434%, 10/22/24	350,000	345,406
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class F, (CME Term SOFR 1 Month + 5.36%), 10.684%, 5/7/24	125,667	125,667

Total asset-backed securities (cost $893,727)		$934,211

COMMON STOCKS (—%)(a)
	Shares	Value
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	10,369	$11,925

Total common stocks (cost $10,414)		$11,925

SHORT-TERM INVESTMENTS (30.3%)(a)
		Principal amount/ shares	Value
BPCE SA commercial paper 5.501%, 10/20/23 (France)		$500,000	$498,435
DNB Bank ASA commercial paper 5.406%, 11/22/23 (Norway)		500,000	496,026
GTA Funding,LLC asset-backed commercial paper 5.578%, 11/21/23		750,000	744,011
Liberty Street Funding, LLC asset-backed commercial paper 5.501%, 11/1/23 (Canada)		750,000	746,303
Mizuho Bank,Ltd./New York, NY commercial paper 5.478%, 10/18/23		500,000	498,601
Putnam Short Term Investment Fund Class P 5.57%(AFF)	Shares	25,444,762	25,444,762
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.29%(P)	Shares	930,000	930,000
Sumitomo Mitsui Trust Bank, Ltd./Singapore commercial paper 5.638%, 12/15/23 (Singapore)		$500,000	494,167
TotalEnergies Capital Canada, Ltd. commercial paper 5.331%, 10/5/23 (Canada)		500,000	499,556
U.S. Treasury Bills 5.453%, 10/26/23(SEG)(SEGSF)(SEGTBA)		1,900,000	1,893,308
U.S. Treasury Bills 5.308%, 11/16/23		100,000	99,338
U.S. Treasury Bills 5.015%, 11/2/23(SEGSF)(SEGTBA)		300,000	298,633

Total short-term investments (cost $32,643,898)			$32,643,140
TOTAL INVESTMENTS

Total investments (cost $192,858,363)			$181,263,708

	FORWARD CURRENCY CONTRACTS at 9/30/23 (aggregate face value $15,512,432) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Euro	Sell	12/20/23	$189,835	$192,910	$3,075
		Japanese Yen	Buy	11/15/23	302,310	318,966	(16,656)
		New Zealand Dollar	Sell	10/18/23	8,391	8,533	142
		Swedish Krona	Sell	12/20/23	81,392	80,216	(1,176)
	Barclays Bank PLC
		Canadian Dollar	Sell	10/18/23	49,854	51,062	1,208
		Euro	Sell	12/20/23	12,521	12,738	217
		Norwegian Krone	Sell	12/20/23	7,861	7,857	(4)
		Swiss Franc	Buy	12/20/23	43,972	45,331	(1,359)
	Citibank, N.A.
		Australian Dollar	Sell	10/18/23	6,819	7,056	237
		Canadian Dollar	Sell	10/18/23	168,487	169,911	1,424
		Euro	Sell	12/20/23	428,801	436,125	7,324
		Norwegian Krone	Sell	12/20/23	64,103	64,058	(45)
		Swedish Krona	Sell	12/20/23	3,482	3,430	(52)
	Goldman Sachs International
		Canadian Dollar	Sell	10/18/23	4,345	4,451	106
		Swiss Franc	Buy	12/20/23	862,686	889,545	(26,859)
	HSBC Bank USA, National Association
		Australian Dollar	Sell	10/18/23	228,615	234,355	5,740
		British Pound	Sell	12/20/23	486,474	496,460	9,986
		Canadian Dollar	Sell	10/18/23	16,127	16,314	187
		Euro	Buy	12/20/23	65,896	66,444	(548)
		Japanese Yen	Buy	11/15/23	604,631	637,376	(32,745)
		New Zealand Dollar	Sell	10/18/23	8,571	8,716	145
		Norwegian Krone	Buy	12/20/23	41,458	41,476	(18)
		Swedish Krona	Sell	12/20/23	21,097	20,899	(198)
		Swiss Franc	Buy	12/20/23	17,965	18,464	(499)
	JPMorgan Chase Bank N.A.
		Canadian Dollar	Sell	10/18/23	115,614	118,446	2,832
		Norwegian Krone	Sell	12/20/23	135,326	135,219	(107)
		Swiss Franc	Buy	12/20/23	10,470	10,794	(324)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Sell	10/18/23	19,941	20,667	726
		British Pound	Sell	12/20/23	560,086	572,144	12,058
		Canadian Dollar	Buy	10/18/23	18,631	18,673	(42)
		Euro	Sell	12/20/23	2,103,577	2,139,662	36,085
		New Zealand Dollar	Sell	10/18/23	892,613	907,700	15,087
		Norwegian Krone	Sell	12/20/23	405,913	405,759	(154)
		Swedish Krona	Sell	12/20/23	3,556	3,504	(52)
	NatWest Markets PLC
		British Pound	Sell	12/20/23	244	250	6
		Euro	Sell	12/20/23	84,148	85,203	1,055
		Japanese Yen	Buy	11/15/23	259,100	273,304	(14,204)
		New Zealand Dollar	Sell	10/18/23	33,084	32,761	(323)
		Norwegian Krone	Sell	12/20/23	8,085	8,073	(12)
		Swedish Krona	Sell	12/20/23	161,280	158,905	(2,375)
	State Street Bank and Trust Co.
		Australian Dollar	Sell	10/18/23	808,256	836,128	27,872
		British Pound	Sell	12/20/23	96,196	98,176	1,980
		Canadian Dollar	Sell	10/18/23	143,376	146,899	3,523
		Euro	Sell	12/20/23	1,965,418	1,998,935	33,517
		Japanese Yen	Buy	11/15/23	350,041	369,208	(19,167)
		New Zealand Dollar	Sell	10/18/23	13,785	14,017	232
		Norwegian Krone	Sell	12/20/23	161,053	160,947	(106)
		Swedish Krona	Sell	12/20/23	663,624	653,705	(9,919)
		Swiss Franc	Buy	12/20/23	52,348	53,953	(1,605)
	Toronto-Dominion Bank
		Australian Dollar	Buy	10/18/23	5,725	5,711	14
		British Pound	Sell	12/20/23	35,768	36,504	736
		Canadian Dollar	Sell	10/18/23	1,380,816	1,414,709	33,893
		Euro	Sell	12/20/23	955	971	16
		Japanese Yen	Buy	11/15/23	2,798	2,950	(152)
		Norwegian Krone	Sell	12/20/23	139,178	139,115	(63)
	UBS AG
		Australian Dollar	Sell	10/18/23	4,117	4,104	(13)
		Canadian Dollar	Sell	10/18/23	10,236	10,487	251
		Euro	Buy	12/20/23	9,868	10,039	(171)
		Japanese Yen	Buy	11/15/23	557,691	587,900	(30,209)
		New Zealand Dollar	Sell	10/18/23	31,766	32,309	543
		Swedish Krona	Sell	12/20/23	4,538	4,472	(66)
	WestPac Banking Corp.
		Australian Dollar	Sell	10/18/23	124,857	129,177	4,320
		British Pound	Sell	12/20/23	7,447	7,600	153
		Euro	Sell	12/20/23	69,609	70,659	1,050

	Unrealized appreciation						205,740

	Unrealized (depreciation)						(159,223)

	Total						$46,517
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 9/30/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note 2 yr (Short)	142	$28,784,953	$28,784,953	Dec-23	$110,618
U.S. Treasury Note Ultra 10 yr (Short)	11	1,227,188	1,227,188	Dec-23	36,069

Unrealized appreciation					146,687

Unrealized (depreciation)					—

Total					$146,687

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 9/30/23 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(0.7988)/US SOFR/Apr-34 (Written)	Apr-24/0.7988		$20,001,300	$24,697	$23,602
(3.095)/US SOFR/Mar-36 (Written)	Mar-26/3.095		12,836,700	849,790	497,037
3.095/US SOFR/Mar-36 (Written)	Mar-26/3.095		12,836,700	849,790	(448,514)
1.8838/US SOFR/Apr-34 (Purchased)	Apr-24/1.8838		10,000,600	(73,146)	(68,004)
(3.1625)/US SOFR/Mar-37 (Written)	Mar-27/3.1625		9,638,700	665,070	325,692
3.1625/US SOFR/Mar-37 (Written)	Mar-27/3.1625		9,638,700	665,070	(338,318)
(2.063)/US SOFR/Apr-56 (Purchased)	Apr-26/2.063		5,511,400	(1,154,247)	559,848
2.063/US SOFR/Apr-56 (Purchased)	Apr-26/2.063		5,511,400	(261,017)	(156,193)
(1.0035)/US SOFR/Mar-34 (Written)	Mar-24/1.0035		5,000,300	7,575	7,300
(3.03)/US SOFR/Mar-36 (Purchased)	Mar-26/3.03		4,256,400	(272,197)	171,873
3.03/US SOFR/Mar-36 (Purchased)	Mar-26/3.03		4,256,400	(272,197)	(161,828)
(3.857)/US SOFR/Sep-38 (Written)	Sep-28/3.857		4,226,000	290,960	36,259
(3.887)/US SOFR/Sep-40 (Written)	Sep-30/3.887		4,226,000	317,795	31,991
3.887/US SOFR/Sep-40 (Written)	Sep-30/3.887		4,226,000	317,795	(51,980)
3.857/US SOFR/Sep-38 (Written)	Sep-28/3.857		4,226,000	290,960	(58,108)
(3.073)/US SOFR/Jun-37 (Written)	Jun-27/3.073		4,211,100	306,358	158,927
3.073/US SOFR/Jun-37 (Written)	Jun-27/3.073		4,211,100	306,358	(157,537)
2.0035/US SOFR/Mar-34 (Purchased)	Mar-24/2.0035		3,500,200	(27,183)	(25,831)
(3.49)/US SOFR/May-40 (Purchased)	May-30/3.49		2,919,000	(342,700)	74,610
3.49/US SOFR/May-40 (Purchased)	May-30/3.49		2,919,000	(342,700)	(55,082)
(3.343)/US SOFR/Dec-35 (Purchased)	Dec-25/3.343		2,847,800	(184,680)	62,908
3.343/US SOFR/Dec-35 (Purchased)	Dec-25/3.343		2,847,800	(184,680)	(95,230)
(0.6385)/US SOFR/Mar-40 (Purchased)	Mar-30/0.6385		2,832,600	(656,406)	136,730
0.6385/US SOFR/Mar-40 (Purchased)	Mar-30/0.6385		2,832,600	(27,694)	(10,509)
(3.17)/US SOFR/Dec-35 (Purchased)	Dec-25/3.17		2,770,500	(144,066)	116,555
2.67/US SOFR/Dec-35 (Purchased)	Dec-25/2.67		2,770,500	(141,296)	(94,308)
(2.558)/US SOFR/Dec-57 (Purchased)	Dec-27/2.558		2,723,200	(402,489)	252,795
2.558/US SOFR/Dec-57 (Purchased)	Dec-27/2.558		2,723,200	(402,489)	(232,207)
(3.03)/US SOFR/Feb-33 (Written)	Feb-28/3.03		2,067,100	78,550	30,200
3.03/US SOFR/Feb-33 (Written)	Feb-28/3.03		2,067,100	78,550	(52,752)
(0.9876)/US SOFR/Mar-50 (Purchased)	Mar-30/0.9876		1,717,500	(554,682)	118,903
0.9876/US SOFR/Mar-50 (Purchased)	Mar-30/0.9876		1,717,500	(37,307)	(15,681)
(3.101)/US SOFR/Jun-39 (Written)	Jun-29/3.101		1,667,600	130,240	56,015
3.101/US SOFR/Jun-39 (Written)	Jun-29/3.101		1,667,600	130,240	(61,601)
(0.5644)/US SOFR/Mar-40 (Purchased)	Mar-30/0.5644		1,442,500	(342,505)	69,615
0.5644/US SOFR/Mar-40 (Purchased)	Mar-30/0.5644		1,442,500	(13,198)	(5,005)
(2.47)/US SOFR/Dec-57 (Purchased)	Dec-27/2.47		1,021,200	(151,648)	104,162
2.47/US SOFR/Dec-57 (Purchased)	Dec-27/2.47		1,021,200	(151,648)	(90,897)
(1.405)/US SOFR/Dec-58 (Purchased)	Dec-28/1.405		799,300	(122,593)	175,143
1.405/US SOFR/Dec-58 (Purchased)	Dec-28/1.405		799,300	(122,593)	(86,676)
Barclays Bank PLC
(1.945)/US SOFR/Jun-51 (Purchased)	Jun-31/1.945		1,909,000	(404,708)	115,571
1.945/US SOFR/Jun-51 (Purchased)	Jun-31/1.945		1,909,000	(102,895)	(35,603)
Citibank, N.A.
(1.826)/US SOFR/Jan-42 (Purchased)	Jan-32/1.826		5,420,500	(400,304)	516,953
1.826/US SOFR/Jan-42 (Purchased)	Jan-32/1.826		5,420,500	(400,304)	(222,186)
(3.49)/US SOFR/Oct-33 (Purchased)	Oct-23/3.49		3,316,800	(58,707)	147,929
4.05/US SOFR/Oct-33 (Written)	Oct-23/4.05		3,316,800	13,267	(51,477)
3.77/US SOFR/Oct-33 (Written)	Oct-23/3.77		3,316,800	28,524	(104,247)
(3.28)/US SOFR/Jul-36 (Written)	Jul-26/3.28		1,933,200	108,259	44,599
3.28/US SOFR/Jul-36 (Written)	Jul-26/3.28		1,933,200	108,259	(71,954)
(1.34)/US SOFR/Jan-61 (Purchased)	Jan-41/1.34		1,533,900	(358,564)	57,199
1.34/US SOFR/Jan-61 (Purchased)	Jan-41/1.34		1,533,900	(128,081)	(25,785)
(2.14)/US SOFR/Jun-41 (Purchased)	Jun-31/2.14		1,498,600	(193,379)	63,661
2.14/US SOFR/Jun-41 (Purchased)	Jun-31/2.14		1,498,600	(58,146)	(20,980)
(0.055)/3 month EUR-EURIBOR/Mar-25 (Written)	Mar-24/0.055	EUR	81,528,100	261,576	249,967
0.555/3 month EUR-EURIBOR/Mar-25 (Purchased)	Mar-24/0.555	EUR	40,764,100	(257,143)	(245,658)
(3.18)/6 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-24/3.18	EUR	8,591,200	(187,957)	(50,774)
3.18/6 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-24/3.18	EUR	8,591,200	(187,957)	(104,001)
Deutsche Bank AG
(3.19)/US SOFR/Mar-38 (Written)	Mar-28/3.19		$2,855,000	198,851	83,395
3.19/US SOFR/Mar-38 (Written)	Mar-28/3.19		2,855,000	198,851	(107,177)
(2.818)/3 month EUR-EURIBOR/Mar-29 (Written)	Mar-28/2.818	EUR	12,265,300	118,431	27,361
2.818/3 month EUR-EURIBOR/Mar-29 (Written)	Mar-28/2.818	EUR	12,265,300	118,431	(11,022)
Goldman Sachs International
(2.40)/US SOFR/May-57 (Purchased)	May-27/2.40		$5,162,000	(665,898)	657,071
2.40/US SOFR/May-57 (Purchased)	May-27/2.40		5,162,000	(665,898)	(415,696)
(2.525)/US SOFR/Mar-47 (Purchased)	Mar-27/2.525		596,900	(84,163)	45,520
2.525/US SOFR/Mar-47 (Purchased)	Mar-27/2.525		596,900	(35,128)	(17,644)
(2.85)/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	12,234,100	(115,079)	9,442
2.85/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	12,234,100	(115,079)	(26,128)
JPMorgan Chase Bank N.A.
(1.70)/US SOFR/Jan-29 (Written)	Jan-24/1.70		$8,128,800	173,448	170,542
1.70/US SOFR/Jan-29 (Written)	Jan-24/1.70		8,128,800	173,448	(750,370)
(3.0175)/US SOFR/Dec-42 (Purchased)	Dec-32/3.0175		5,446,300	(458,851)	185,120
3.0175/US SOFR/Dec-42 (Purchased)	Dec-32/3.0175		5,446,300	(458,851)	(164,478)
(3.3225)/US SOFR/Jul-38 (Written)	Jul-28/3.3225		3,609,900	244,029	84,399
3.3225/US SOFR/Jul-38 (Written)	Jul-28/3.3225		3,609,900	244,029	(123,783)
(3.115)/US SOFR/Mar-43 (Written)	Mar-33/3.115		3,483,400	293,999	96,734
3.115/US SOFR/Mar-43 (Written)	Mar-33/3.115		3,483,400	293,999	(104,119)
(3.1525)/US SOFR/Mar-40 (Written)	Mar-30/3.1525		2,132,200	168,977	65,757
3.1525/US SOFR/Mar-40 (Written)	Mar-30/3.1525		2,132,200	168,977	(73,966)
(2.317)/US SOFR/Apr-42 (Written)	Apr-32/2.317		1,715,600	145,311	73,754
2.317/US SOFR/Apr-42 (Written)	Apr-32/2.317		1,715,600	145,311	(109,610)
(1.81)/US SOFR/Jan-37 (Written)	Jan-27/1.81		1,334,500	78,869	59,385
1.81/US SOFR/Jan-37 (Written)	Jan-27/1.81		1,334,500	78,869	(159,660)
(4.178)/6 month AUD-BBR-BBSW/Apr-40 (Purchased)	Apr-33/4.178	AUD	4,261,600	(152,738)	60,225
4.178/6 month AUD-BBR-BBSW/Apr-40 (Purchased)	Apr-33/4.178	AUD	4,261,600	(152,738)	(42,470)
(4.344)/6 month AUD-BBR-BBSW/Mar-33 (Purchased)	Mar-28/4.344	AUD	2,971,900	(74,171)	23,942
4.344/6 month AUD-BBR-BBSW/Mar-33 (Purchased)	Mar-28/4.344	AUD	2,971,900	(74,171)	(25,012)
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	2,121,400	(131,925)	273,214
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	2,121,400	(131,925)	(95,750)
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,311,400	(49,158)	145,244
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,311,400	(49,158)	(37,377)
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	941,400	(29,371)	118,948
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	941,400	(29,371)	(26,251)
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	628,200	(37,153)	131,971
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	628,200	(37,153)	(32,118)
(4.12)/6 month AUD-BBR-BBSW/Jan-43 (Purchased)	Jan-33/4.12	AUD	180,000	(9,391)	3,004
4.12/6 month AUD-BBR-BBSW/Jan-43 (Purchased)	Jan-33/4.12	AUD	180,000	(9,391)	(2,658)
Mizuho Capital Markets LLC
(4.0475)/US SOFR/Aug-36 (Purchased)	Aug-26/4.0475		$3,333,700	(173,352)	33,137
3.5475/US SOFR/Aug-36 (Purchased)	Aug-26/3.5475		3,333,700	(166,852)	(34,637)
Morgan Stanley & Co. International PLC
(3.519)/US SOFR/Oct-33 (Purchased)	Oct-23/3.519		1,305,900	(22,723)	55,344
3.519/US SOFR/Oct-33 (Purchased)	Oct-23/3.519		1,305,900	(22,723)	(22,501)
(2.3825)/US SOFR/Jul-56 (Purchased)	Jul-26/2.3825		339,500	(43,032)	44,933
2.3825/US SOFR/Jul-56 (Purchased)	Jul-26/2.3825		339,500	(43,032)	(30,117)
Toronto-Dominion Bank
(2.118)/US SOFR/Mar-41 (Purchased)	Mar-31/2.118		487,500	(64,637)	20,139
2.118/US SOFR/Mar-41 (Purchased)	Mar-31/2.118		487,500	(16,234)	(5,133)
UBS AG
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	1,703,900	(90,690)	91,454
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	1,703,900	(90,690)	(34,892)
(2.70)/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	800,600	(48,611)	25,670
2.70/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	800,600	(48,611)	(15,581)
(0.44)/6 month EUR-EURIBOR/Feb-41 (Purchased)	Feb-31/0.44	EUR	1,688,700	(132,482)	282,358
0.44/6 month EUR-EURIBOR/Feb-41 (Purchased)	Feb-31/0.44	EUR	1,688,700	(132,482)	(79,503)
(1.325)/6 month EUR-EURIBOR/Apr-49 (Purchased)	Apr-29/1.325	EUR	1,143,800	(158,580)	165,454
1.325/6 month EUR-EURIBOR/Apr-49 (Purchased)	Apr-29/1.325	EUR	1,143,800	(158,580)	(102,789)
(0.296)/6 month EUR-EURIBOR/Jan-51 (Purchased)	Jan-31/0.296	EUR	562,900	(85,176)	139,265
0.296/6 month EUR-EURIBOR/Jan-51 (Purchased)	Jan-31/0.296	EUR	562,900	(85,176)	(52,405)

Unrealized appreciation					7,378,826

Unrealized (depreciation)					(5,901,773)

Total					$1,477,053

TBA SALE COMMITMENTS OUTSTANDING at 9/30/23 (proceeds receivable $8,599,883) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 5.50%, 10/1/53	$6,000,000	10/12/23	$5,799,378
Uniform Mortgage-Backed Securities, 4.50%, 10/1/53	1,000,000	10/12/23	918,320
Uniform Mortgage-Backed Securities, 4.00%, 10/1/53	2,000,000	10/12/23	1,781,249

Total			$8,498,947

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/23 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$949,000	$32,171		$(8)	1/6/28	3.5615% — Annually	US SOFR — Annually	$42,066
		595,000	47,755		(8)	3/15/33	3.234% — Annually	US SOFR — Annually	53,920
		382,000	28,856		(5)	3/24/33	US SOFR — Annually	3.2975% — Annually	(32,558)
		715,000	68,125		(9)	4/6/33	3.45% — Annually	US SOFR — Annually	75,556
		686,000	52,911		(9)	4/20/33	US SOFR — Annually	3.283% — Annually	(58,808)
		571,000	45,497		(8)	5/3/33	3.253% — Annually	US SOFR — Annually	50,147
		623,000	29,649		(5)	5/17/28	US SOFR — Annually	3.261% — Annually	(34,284)
		727,000	37,571		(8)	5/23/30	US SOFR — Annually	3.4095% — Annually	(42,362)
		4,202,000	34,078		(1,290)	6/23/25	US SOFR — Annually	4.625% — Annually	(42,564)
		10,945,000	300,440		5,803	6/23/28	3.753% — Annually	US SOFR — Annually	351,497
		3,344,000	210,940		(5,640)	6/23/33	US SOFR — Annually	3.475% — Annually	(232,988)
		4,650,000	668,438		(20,919)	6/23/53	US SOFR — Annually	3.17% — Annually	(716,112)
		2,028,000	78,768		(27)	8/4/33	US SOFR — Annually	3.7865% — Annually	(83,821)
		598,000	12,241		(8)	8/21/33	US SOFR — Annually	4.018% — Annually	(13,135)
		1,500,000	22,695		(14)	9/5/28	4.041% — Annually	US SOFR — Annually	24,060
		2,266,000	2,107	(E)	(8,994)	12/20/25	US SOFR — Annually	4.86% — Annually	(6,887)
		445,000	10,613	(E)	1,743	12/20/33	3.94% — Annually	US SOFR — Annually	12,356
		75,020,000	128,284	(E)	(638,910)	12/20/28	US SOFR — Annually	4.35% — Annually	(510,625)
		13,710,000	206,610	(E)	(82,106)	12/20/33	US SOFR — Annually	4.05% — Annually	(288,716)
		57,026,000	10,835	(E)	(42,711)	12/20/25	4.80% — Annually	US SOFR — Annually	(31,876)
		27,487,000	107,474	(E)	115,228	12/20/28	4.40% — Annually	US SOFR — Annually	7,754
		32,628,000	621,890	(E)	(526,458)	12/20/33	4.00% — Annually	US SOFR — Annually	95,431
		2,685,000	175,035	(E)	(158,909)	12/20/53	3.60% — Annually	US SOFR — Annually	16,126
		516,000	3,927		(18)	9/27/53	US SOFR — Annually	3.965% — Annually	(4,021)
		20,860,000	16,062		(78)	9/29/25	5.0185% — Annually	US SOFR — Annually	(15,803)
		11,620,000	7,669		(94)	9/29/28	US SOFR — Annually	4.3955% — Annually	6,985
		1,986,000	15,252		(26)	10/2/33	4.367% — Annually	US SOFR — Annually	(15,279)
	AUD	53,800	8,295	(E)	(1)	1/30/35	1.692% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	8,294
	AUD	181,000	29,810	(E)	(2)	3/5/35	1.47% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	29,809
	AUD	67,200	11,281	(E)	(1)	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	11,281
	AUD	104,900	15,114	(E)	(1)	3/28/40	1.445% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	15,113
	AUD	391,500	60,540	(E)	(5)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	60,535
	AUD	25,100	6,707	(E)	(1)	7/2/45	1.441% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	6,706
	AUD	1,200,000	135,698		(13)	4/6/31	6 month AUD-BBR-BBSW — Semiannually	1.87% — Semiannually	(142,985)
	AUD	1,315,300	256,425		228,856	11/24/42	6 month AUD-BBR-BBSW — Semiannually	2.50% — Semiannually	(30,643)
	AUD	1,373,000	2,569	(E)	(756)	12/20/25	3 month AUD-BBR-BBSW — Quarterly	4.17% — Quarterly	(3,324)
	AUD	2,078,000	33,455	(E)	(2,862)	12/20/33	6 month AUD-BBR-BBSW — Semiannually	4.46% — Semiannually	(36,317)
	AUD	1,115,887	2,906	(E)	(24)	5/12/52	4.59% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	2,882
	CAD	3,739,000	3,193	(E)	395	12/20/25	Canadian Overnight Repo Rate Average — Semiannually	4.83% — Semiannually	(2,799)
	CAD	1,884,000	33,623	(E)	(7,966)	12/20/33	3.83% — Semiannually	Canadian Overnight Repo Rate Average — Semiannually	25,657
	CHF	719,000	1,948	(E)	(1,328)	12/20/33	Swiss Average Rate Overnight — Annually	1.78% — Annually	(3,276)
	EUR	347,600	84,080	(E)	(13)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR — Semiannually	84,067
	EUR	472,900	159,327		(18)	2/19/50	6 month EUR-EURIBOR — Semiannually	1.354% — Annually	(157,372)
	EUR	522,000	184,291		(20)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR — Semiannually	181,529
	EUR	528,600	192,109		(20)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR — Semiannually	189,429
	EUR	653,200	249,858		(26)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR — Semiannually	246,178
	EUR	636,800	169,533	(E)	(24)	11/29/58	6 month EUR-EURIBOR — Semiannually	1.343% — Annually	(169,557)
	EUR	679,000	266,826		(26)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR — Semiannually	265,337
	EUR	503,000	197,015	(E)	(19)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR — Semiannually	196,995
	EUR	458,800	192,819		(18)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR — Semiannually	192,263
	EUR	307,000	134,897		(12)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR — Semiannually	134,744
	EUR	1,018,300	507,088	(E)	(39)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR — Semiannually	507,050
	EUR	614,700	343,455	(E)	(23)	6/6/54	6 month EUR-EURIBOR — Semiannually	0.207% — Annually	(343,478)
	EUR	864,500	470,569		(32)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR — Semiannually	473,382
	EUR	3,365,700	1,606,611		(127)	2/19/50	6 month EUR-EURIBOR — Semiannually	0.595% — Annually	(1,609,704)
	EUR	401,600	233,504	(E)	(15)	3/4/54	0.134% — Annually	6 month EUR-EURIBOR — Semiannually	233,489
	EUR	189,700	123,754	(E)	(7)	3/13/54	—	0.2275% plus 6 month EUR-EURIBOR — Semiannually	123,746
	EUR	1,164,500	265,046	(E)	(25)	5/13/40	6 month EUR-EURIBOR — Semiannually	0.276% — Annually	(265,070)
	EUR	550,400	123,173	(E)	(12)	6/24/40	0.315% — Annually	6 month EUR-EURIBOR — Semiannually	123,161
	EUR	766,600	174,376	(E)	(18)	1/16/40	0.315% — Annually	6 month EUR-EURIBOR — Semiannually	174,359
	EUR	262,300	59,199	(E)	(6)	3/28/40	0.3175% — Annually	6 month EUR-EURIBOR — Semiannually	59,193
	EUR	746,600	374,425		(30)	5/21/51	6 month EUR-EURIBOR — Semiannually	0.516% — Annually	(383,872)
	EUR	730,000	165,403		(13)	6/14/31	0.171% — Annually	6 month EUR-EURIBOR — Semiannually	174,041
	EUR	683,800	161,622		(12)	7/15/31	0.0675% — Annually	6 month EUR-EURIBOR — Semiannually	167,708
	EUR	255,600	137,762		(10)	9/14/52	6 month EUR-EURIBOR — Semiannually	0.374% — Annually	(138,234)
	EUR	2,046,000	435,093		(33)	3/7/32	6 month EUR-EURIBOR — Semiannually	0.60% — Annually	(433,317)
	EUR	1,588,700	61,291	(E)	(25)	2/2/36	2.875% — Annually	6 month EUR-EURIBOR — Semiannually	61,265
	EUR	2,726,900	166,379		(41)	9/8/32	2.615% — Annually	6 month EUR-EURIBOR — Semiannually	168,794
	EUR	8,644,100	324,159		(33)	6/28/25	1.718% — Annually	6 month EUR-EURIBOR — Semiannually	380,033
	EUR	872,000	253,215		(30)	8/29/52	6 month EUR-EURIBOR — Semiannually	1.636% — Annually	(255,252)
	EUR	2,733,500	192,329	(E)	(31)	9/12/29	1.71% — Annually	6 month EUR-EURIBOR — Semiannually	192,298
	EUR	10,052,000	800,993		(96)	9/2/27	6 month EUR-EURIBOR — Semiannually	1.372% — Annually	(821,873)
	EUR	319,800	65,336	(E)	(11)	6/6/54	2.005% — Annually	6 month EUR-EURIBOR — Semiannually	65,325
	EUR	473,000	91,014	(E)	(16)	6/7/54	2.065% — Annually	6 month EUR-EURIBOR — Semiannually	90,998
	EUR	1,250,300	6,001	(E)	(18)	2/18/36	6 month EUR-EURIBOR — Semiannually	3.285% — Annually	(6,020)
	EUR	319,800	7,428	(E)	(6)	8/22/39	6 month EUR-EURIBOR — Semiannually	3.14% — Annually	(7,434)
	EUR	7,679,100	20,622	(E)	(52)	6/26/28	6 month EUR-EURIBOR — Semiannually	3.26% — Annually	20,569
	EUR	584,700	15,312	(E)	(11)	3/28/40	6 month EUR-EURIBOR — Semiannually	3.09% — Annually	(15,323)
	EUR	2,225,000	20,677		(19)	2/24/28	3.206% — Annually	6 month EUR-EURIBOR — Semiannually	(16,070)
	EUR	1,516,000	36,383		(21)	2/24/33	6 month EUR-EURIBOR — Semiannually	3.095% — Annually	(12,480)
	EUR	1,030,000	24,632		(14)	2/24/33	3.096% — Annually	6 month EUR-EURIBOR — Semiannually	8,356
	EUR	2,917,000	339		(25)	3/2/28	3.4215% — Annually	6 month EUR-EURIBOR — Semiannually	(53,370)
	EUR	1,777,000	15,556		(25)	3/2/33	6 month EUR-EURIBOR — Semiannually	3.2755% — Annually	15,487
	EUR	187,000	13,319		(7)	3/2/53	2.7465% — Annually	6 month EUR-EURIBOR — Semiannually	10,667
	EUR	1,789,000	2,005		(15)	3/2/28	3.398% — Annually	6 month EUR-EURIBOR — Semiannually	(30,670)
	EUR	317,000	5,382		(4)	3/10/33	3.176% — Annually	6 month EUR-EURIBOR — Semiannually	5
	EUR	6,811,400	9,506		(68)	4/13/28	6 month EUR-EURIBOR — Semiannually	3.395% — Annually	(9,700)
	EUR	1,120,300	17,459		(17)	4/13/33	3.203% — Annually	6 month EUR-EURIBOR — Semiannually	18,555
	EUR	443,300	8,089		(12,492)	9/13/33	6 month EUR-EURIBOR — Semiannually	3.18% — Annually	(20,764)
	EUR	2,918,000	25,760		(25)	3/14/28	6 month EUR-EURIBOR — Semiannually	3.214% — Annually	24,200
	EUR	1,112,000	30,708		(16)	3/14/33	3.0525% — Annually	6 month EUR-EURIBOR — Semiannually	12,713
	EUR	91,000	9,846		(3)	3/14/53	2.5595% — Annually	6 month EUR-EURIBOR — Semiannually	8,638
	EUR	1,964,000	32,953		(17)	3/17/28	6 month EUR-EURIBOR — Semiannually	3.075% — Annually	(1,018)
	EUR	1,608,000	36,160		(14)	3/22/28	6 month EUR-EURIBOR — Semiannually	2.909% — Annually	(11,186)
	EUR	1,399,000	24,686		(12)	3/23/28	3.021% — Annually	6 month EUR-EURIBOR — Semiannually	1,659
	EUR	1,192,000	14,909		(10)	3/24/28	3.14% — Annually	6 month EUR-EURIBOR — Semiannually	(5,404)
	EUR	335,000	10,335		(5)	3/24/33	6 month EUR-EURIBOR — Semiannually	3.0215% — Annually	(4,858)
	EUR	564,000	9,529		(5)	3/27/28	6 month EUR-EURIBOR — Semiannually	3.045% — Annually	(250)
	EUR	3,675,000	96,707		(32)	3/28/28	6 month EUR-EURIBOR — Semiannually	2.8235% — Annually	(40,658)
	EUR	398,000	62,495		(15)	3/28/53	2.3165% — Annually	6 month EUR-EURIBOR — Semiannually	57,523
	EUR	2,065,700	95,177		(32)	6/13/33	2.85% — Annually	6 month EUR-EURIBOR — Semiannually	101,737
	EUR	7,574,400	183,624		(77)	6/13/28	2.87% — Annually	6 month EUR-EURIBOR — Semiannually	207,224
	EUR	953,000	18,418		(8)	3/29/28	2.989% — Annually	6 month EUR-EURIBOR — Semiannually	2,963
	EUR	560,000	21,806		(8)	3/29/33	6 month EUR-EURIBOR — Semiannually	2.9295% — Annually	(12,920)
	EUR	190,000	24,461		(7)	3/29/53	6 month EUR-EURIBOR — Semiannually	2.459% — Annually	(21,942)
	EUR	1,074,000	37,062		(15)	3/31/33	6 month EUR-EURIBOR — Semiannually	2.9825% — Annually	(19,901)
	EUR	521,000	15,968		(7)	4/3/33	6 month EUR-EURIBOR — Semiannually	3.0285% — Annually	(16,865)
	EUR	166,000	18,647		(6)	4/3/53	6 month EUR-EURIBOR — Semiannually	2.542% — Annually	(19,371)
	EUR	217,000	28,598		(8)	4/5/53	2.444% — Annually	6 month EUR-EURIBOR — Semiannually	29,691
	EUR	410,000	18,002		(6)	4/11/33	2.872% — Annually	6 month EUR-EURIBOR — Semiannually	19,105
	EUR	303,000	9,546		(4)	4/14/33	6 month EUR-EURIBOR — Semiannually	3.0165% — Annually	(10,162)
	EUR	138,000	14,136		(5)	4/14/53	6 month EUR-EURIBOR — Semiannually	2.59% — Annually	(14,717)
	EUR	344,000	31,620		(13)	4/20/53	6 month EUR-EURIBOR — Semiannually	2.6425% — Annually	(28,331)
	EUR	516,437	13,322	(E)	(8)	3/13/34	6 month EUR-EURIBOR — Semiannually	3.062% — Annually	(13,330)
	EUR	1,610,000	2,758	(E)	(3,941)	12/20/25	6 month EUR-EURIBOR — Semiannually	3.77% — Annually	(1,184)
	EUR	295,000	4,834	(E)	1,208	12/20/33	6 month EUR-EURIBOR — Semiannually	3.19% — Annually	(3,627)
	GBP	871,000	4,995	(E)	3,809	12/20/33	4.27% — Annually	Sterling Overnight Index Average — Annually	8,804
	NOK	11,280,000	6,644	(E)	3,036	12/20/33	4.12% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	9,679
	NZD	1,588,000	25,574	(E)	(1,652)	12/20/33	3 month NZD-BBR-FRA — Quarterly	4.82% — Semiannually	(27,226)
	SEK	23,763,000	19,531	(E)	3,258	12/20/33	3.32% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	22,789

	Total				$(1,155,512)				$(1,389,770)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/23 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$878,944	$766,218	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020-01, 9/22/25 — Annually	$(116,713)
854,414	797,760	—	7/17/24	3.825% (3 month USD-LIBOR-ICE minus 0.12%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019-01, 7/10/24 — Quarterly	(56,841)

Upfront premium received		—	Unrealized appreciation			—

Upfront premium (paid)		—	Unrealized (depreciation)			(173,554)

	Total	$—			Total	$(173,554)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/23 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB+/P	$904	$7,331	$1,059	5/11/63	300 bp — Monthly	$(151)
	CMBX NA BBB-.6 Index	BB+/P	5,468	39,100	5,646	5/11/63	300 bp — Monthly	(158)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A+/P	4,583	11,581	1,858	5/11/63	200 bp — Monthly	2,729
	CMBX NA A.6 Index	A+/P	5,899	11,581	1,858	5/11/63	200 bp — Monthly	4,045
	CMBX NA A.6 Index	A+/P	5,202	12,175	1,953	5/11/63	200 bp — Monthly	3,253
	CMBX NA A.6 Index	A+/P	6,484	12,472	2,001	5/11/63	200 bp — Monthly	4,487
	CMBX NA A.6 Index	A+/P	14,740	26,132	4,192	5/11/63	200 bp — Monthly	10,557
	CMBX NA A.6 Index	A+/P	26,268	46,920	7,526	5/11/63	200 bp — Monthly	18,757
	CMBX NA A.6 Index	A+/P	38,559	64,737	10,384	5/11/63	200 bp — Monthly	28,197
	CMBX NA BB.11 Index	BB-/P	57,630	102,000	38,831	11/18/54	500 bp — Monthly	18,884
	CMBX NA BB.13 Index	BB-/P	7,267	77,000	31,185	12/16/72	500 bp — Monthly	(23,854)
	CMBX NA BB.13 Index	BB-/P	10,661	117,000	47,385	12/16/72	500 bp — Monthly	(36,627)
	CMBX NA BB.13 Index	BB-/P	47,351	183,000	74,115	12/16/27	500 bp — Monthly	(26,611)
	CMBX NA BB.13 Index	BB-/P	32,549	357,000	144,585	12/16/72	500 bp — Monthly	(111,739)
	CMBX NA BB.6 Index	B/P	86,542	129,030	40,967	5/11/63	500 bp — Monthly	45,682
	CMBX NA BB.6 Index	B/P	72,156	300,473	95,400	5/11/63	500 bp — Monthly	(22,994)
	CMBX NA BB.7 Index	B-/P	46,032	881,658	323,480	1/17/47	500 bp — Monthly	(277,217)
	CMBX NA BB.9 Index	B/P	2,240	11,000	4,355	9/17/58	500 bp — Monthly	(2,106)
	CMBX NA BB.9 Index	B/P	15,521	76,000	30,088	9/17/58	500 bp — Monthly	(14,504)
	CMBX NA BBB-.10 Index	BB+/P	7,693	62,000	17,124	11/17/59	300 bp — Monthly	(9,400)
	CMBX NA BBB-.10 Index	BB+/P	12,109	111,000	30,658	11/17/59	300 bp — Monthly	(18,493)
	CMBX NA BBB-.11 Index	BBB-/P	689	11,000	2,206	11/18/54	300 bp — Monthly	(1,511)
	CMBX NA BBB-.16 Index	BBB-/P	29,551	130,000	30,914	4/17/65	300 bp — Monthly	(1,298)
	Credit Suisse International
	CMBX NA BB.7 Index	B-/P	22,204	162,256	59,532	1/17/47	500 bp — Monthly	(37,192)
	CMBX NA BBB-.7 Index	BB/P	13,231	154,878	29,427	1/17/47	300 bp — Monthly	(16,119)
	CMBX NA BBB-.7 Index	BB/P	34,676	456,846	86,801	1/17/47	300 bp — Monthly	(51,896)
	Goldman Sachs International
	CMBX NA BB.9 Index	B/P	21,836	54,000	21,379	9/17/58	500 bp — Monthly	503
	CMBX NA BBB-.11 Index	BBB-/P	64	1,000	201	11/18/54	300 bp — Monthly	(136)
	CMBX NA BBB-.13 Index	BBB-/P	138	3,000	834	12/16/72	300 bp — Monthly	(695)
	CMBX NA BBB-.13 Index	BBB-/P	677	4,000	1,112	12/16/72	300 bp — Monthly	(433)
	CMBX NA BBB-.13 Index	BBB-/P	314	5,000	1,391	12/16/72	300 bp — Monthly	(1,074)
	CMBX NA BBB-.13 Index	BBB-/P	1,425	9,000	2,503	12/16/72	300 bp — Monthly	(1,074)
	CMBX NA BBB-.13 Index	BBB-/P	1,315	18,000	5,006	12/16/72	300 bp — Monthly	(3,681)
	CMBX NA BBB-.13 Index	BBB-/P	4,545	29,000	8,065	12/16/72	300 bp — Monthly	(3,506)
	CMBX NA BBB-.13 Index	BBB-/P	2,780	47,000	13,071	12/16/72	300 bp — Monthly	(10,267)
	CMBX NA BBB-.13 Index	BBB-/P	4,435	69,000	19,189	12/16/72	300 bp — Monthly	(14,719)
	CMBX NA BBB-.16 Index	BBB-/P	20,457	85,000	20,213	4/17/65	300 bp — Monthly	286
	CMBX NA BBB-.16 Index	BBB-/P	22,620	87,000	20,689	4/17/65	300 bp — Monthly	1,975
	CMBX NA BBB-.7 Index	BB/P	151,525	1,773,738	337,010	1/17/47	300 bp — Monthly	(184,598)
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	B/P	8,906	111,000	49,706	5/11/63	500 bp — Monthly	(40,707)
	CMBX NA BB.6 Index	B/P	289,832	336,314	106,780	5/11/63	500 bp — Monthly	183,332
	CMBX NA BBB-.11 Index	BBB-/P	2,864	26,000	5,213	11/18/54	300 bp — Monthly	(2,336)
	CMBX NA BBB-.13 Index	BBB-/P	5,155	39,000	10,846	12/16/72	300 bp — Monthly	(5,671)
	CMBX NA BBB-.8 Index	BB-/P	9,980	64,000	12,179	10/17/57	300 bp — Monthly	(2,167)
	Merrill Lynch International
	CMBX NA A.13 Index	A-/P	17,571	132,000	13,636	12/16/72	200 bp — Monthly	3,980
	CMBX NA A.13 Index	A-/P	17,205	132,000	13,636	12/16/72	200 bp — Monthly	3,613
	CMBX NA BB.6 Index	B/P	5,703	30,465	9,673	5/11/63	500 bp — Monthly	(3,945)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.13 Index	BB-/P	820	9,000	3,645	12/16/72	500 bp — Monthly	(2,817)
	CMBX NA BB.13 Index	BB-/P	837	9,000	3,645	12/16/72	500 bp — Monthly	(2,800)
	CMBX NA BB.13 Index	BB-/P	7,712	84,000	34,020	12/16/72	500 bp — Monthly	(26,238)
	CMBX NA BB.6 Index	B/P	7,658	37,634	11,949	5/11/63	500 bp — Monthly	(4,259)
	CMBX NA BB.6 Index	B/P	48,757	86,020	27,311	5/11/63	500 bp — Monthly	21,518
	CMBX NA BB.6 Index	B/P	76,812	108,122	34,329	5/11/63	500 bp — Monthly	42,573
	CMBX NA BB.6 Index	B/P	84,420	120,070	38,122	5/11/63	500 bp — Monthly	46,398
	CMBX NA BB.9 Index	B/P	1,602	4,000	1,584	9/17/58	500 bp — Monthly	22
	CMBX NA BBB-.13 Index	BBB-/P	328	5,000	1,391	12/16/72	300 bp — Monthly	(1,060)
	CMBX NA BBB-.13 Index	BBB-/P	769	13,000	3,615	12/16/72	300 bp — Monthly	(2,840)
	CMBX NA BBB-.13 Index	BBB-/P	2,388	26,000	7,231	12/16/72	300 bp — Monthly	(4,829)
	CMBX NA BBB-.15 Index	BBB-/P	29,812	118,000	28,167	11/18/64	300 bp — Monthly	1,705
	CMBX NA BBB-.16 Index	BBB-/P	3,637	16,000	3,805	4/17/65	300 bp — Monthly	(160)
	CMBX NA BBB-.9 Index	BB/P	775	8,000	1,730	9/17/58	300 bp — Monthly	(954)

Upfront premium received			1,461,883		Unrealized appreciation			442,496

Upfront premium (paid)			—		Unrealized (depreciation)			(972,836)

	Total		$1,461,883				Total	$(530,340)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2023. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/23 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(67,991)	$282,000	$126,280	11/17/59	(500 bp) — Monthly	$58,054
	CMBX NA BB.10 Index	(39,270)	154,000	68,961	11/17/59	(500 bp) — Monthly	29,563
	CMBX NA BB.10 Index	(10,541)	101,000	45,228	11/17/59	(500 bp) — Monthly	34,603
	CMBX NA BB.10 Index	(9,210)	84,000	37,615	11/17/59	(500 bp) — Monthly	28,335
	CMBX NA BB.11 Index	(5,960)	46,000	17,512	11/18/54	(500 bp) — Monthly	11,514
	CMBX NA BB.11 Index	(2,075)	40,000	15,228	11/18/54	(500 bp) — Monthly	13,120
	CMBX NA BB.11 Index	(1,508)	16,000	6,091	11/18/54	(500 bp) — Monthly	4,570
	CMBX NA BB.8 Index	(25,152)	70,545	30,948	10/17/57	(500 bp) — Monthly	5,737
	CMBX NA BB.8 Index	(2,235)	17,395	7,631	10/17/57	(500 bp) — Monthly	5,382
	CMBX NA BB.9 Index	(1,854)	46,000	18,211	9/17/58	(500 bp) — Monthly	16,319
	CMBX NA BB.9 Index	(2,271)	22,000	8,710	9/17/58	(500 bp) — Monthly	6,421
	CMBX NA BB.9 Index	(774)	12,000	4,751	9/17/58	(500 bp) — Monthly	3,967
	CMBX NA BB.9 Index	(353)	9,000	3,563	9/17/58	(500 bp) — Monthly	3,202
	CMBX NA BB.9 Index	(109)	3,000	1,188	9/17/58	(500 bp) — Monthly	1,076
	CMBX NA BBB-.10 Index	(40,233)	234,000	64,631	11/17/59	(300 bp) — Monthly	24,281
	CMBX NA BBB-.10 Index	(11,099)	51,000	14,086	11/17/59	(300 bp) — Monthly	2,961
	CMBX NA BBB-.10 Index	(9,053)	39,000	10,772	11/17/59	(300 bp) — Monthly	1,699
	CMBX NA BBB-.10 Index	(7,396)	31,000	8,562	11/17/59	(300 bp) — Monthly	1,151
	CMBX NA BBB-.10 Index	(3,569)	28,000	7,734	11/17/59	(300 bp) — Monthly	4,150
	CMBX NA BBB-.10 Index	(3,428)	27,000	7,457	11/17/59	(300 bp) — Monthly	4,016
	CMBX NA BBB-.10 Index	(1,835)	15,000	4,143	11/17/59	(300 bp) — Monthly	2,300
	CMBX NA BBB-.12 Index	(42,102)	126,000	35,041	8/17/61	(300 bp) — Monthly	(7,125)
	CMBX NA BBB-.12 Index	(29,175)	83,000	23,082	8/17/61	(300 bp) — Monthly	(6,134)
	CMBX NA BBB-.12 Index	(4,819)	70,000	19,467	8/17/61	(300 bp) — Monthly	14,613
	CMBX NA BBB-.13 Index	(2,924)	50,000	13,905	12/16/72	(300 bp) — Monthly	10,956
	CMBX NA BBB-.13 Index	(1,273)	25,000	6,953	12/16/72	(300 bp) — Monthly	5,667
	CMBX NA BBB-.13 Index	(1,261)	25,000	6,953	12/16/72	(300 bp) — Monthly	5,679
	CMBX NA BBB-.13 Index	(1,516)	20,000	5,562	12/16/72	(300 bp) — Monthly	4,036
	CMBX NA BBB-.13 Index	(986)	18,000	5,006	12/16/72	(300 bp) — Monthly	4,011
	CMBX NA BBB-.6 Index	(17,795)	46,431	6,705	5/11/63	(300 bp) — Monthly	(11,114)
	CMBX NA BBB-.8 Index	(9,600)	64,000	12,179	10/17/57	(300 bp) — Monthly	2,547
	CMBX NA BBB-.9 Index	(4,259)	18,000	3,892	9/17/58	(300 bp) — Monthly	(376)
	Credit Suisse International
	CMBX NA BB.10 Index	(28,019)	210,000	94,038	11/17/59	(500 bp) — Monthly	65,844
	CMBX NA BB.10 Index	(24,973)	210,000	94,038	11/17/59	(500 bp) — Monthly	68,890
	CMBX NA BB.10 Index	(13,797)	111,000	49,706	11/17/59	(500 bp) — Monthly	35,816
	CMBX NA BB.7 Index	(9,602)	324,965	103,176	5/11/63	(500 bp) — Monthly	93,304
	CMBX NA BB.7 Index	(46,385)	275,640	101,132	1/17/47	(500 bp) — Monthly	54,517
	CMBX NA BB.7 Index	(25,825)	136,843	50,208	1/17/47	(500 bp) — Monthly	24,268
	CMBX NA BB.9 Index	(1,804)	18,000	7,126	9/17/58	(500 bp) — Monthly	5,307
	Goldman Sachs International
	CMBX NA A.6 Index	(6,956)	31,181	5,001	5/11/63	(200 bp) — Monthly	(1,965)
	CMBX NA A.6 Index	(9,028)	27,320	4,382	5/11/63	(200 bp) — Monthly	(4,654)
	CMBX NA A.6 Index	(5,363)	16,333	2,620	5/11/63	(200 bp) — Monthly	(2,748)
	CMBX NA A.6 Index	(5,004)	15,145	2,429	5/11/63	(200 bp) — Monthly	(2,580)
	CMBX NA A.6 Index	(4,570)	13,363	2,143	5/11/63	(200 bp) — Monthly	(2,431)
	CMBX NA A.6 Index	(3,197)	9,800	1,572	5/11/63	(200 bp) — Monthly	(1,628)
	CMBX NA A.6 Index	(2,906)	8,909	1,429	5/11/63	(200 bp) — Monthly	(1,480)
	CMBX NA A.6 Index	(2,906)	8,909	1,429	5/11/63	(200 bp) — Monthly	(1,480)
	CMBX NA A.6 Index	(2,864)	8,612	1,381	5/11/63	(200 bp) — Monthly	(1,485)
	CMBX NA A.6 Index	(1,467)	4,454	714	5/11/63	(200 bp) — Monthly	(754)
	CMBX NA A.6 Index	(1,272)	3,860	619	5/11/63	(200 bp) — Monthly	(654)
	CMBX NA A.6 Index	(87)	297	48	5/11/63	(200 bp) — Monthly	(40)
	CMBX NA A.6 Index	(81)	297	48	5/11/63	(200 bp) — Monthly	(34)
	CMBX NA A.6 Index	(86)	297	48	5/11/63	(200 bp) — Monthly	(38)
	CMBX NA BB.10 Index	(9,276)	41,000	18,360	11/17/59	(500 bp) — Monthly	9,049
	CMBX NA BB.6 Index	(23,816)	97,370	30,915	5/11/63	(500 bp) — Monthly	7,018
	CMBX NA BB.7 Index	(35,390)	211,129	77,463	1/17/47	(500 bp) — Monthly	41,897
	CMBX NA BB.7 Index	(11,198)	72,331	26,538	1/17/47	(500 bp) — Monthly	15,280
	CMBX NA BB.7 Index	(12,183)	58,647	21,518	1/17/47	(500 bp) — Monthly	9,286
	CMBX NA BB.7 Index	(8,623)	49,850	18,290	1/17/47	(500 bp) — Monthly	9,626
	CMBX NA BB.7 Index	(6,572)	35,188	12,911	1/17/47	(500 bp) — Monthly	6,309
	CMBX NA BB.9 Index	(39)	1,000	396	9/17/58	(500 bp) — Monthly	356
	CMBX NA BBB-.12 Index	(6,079)	18,000	5,006	8/17/61	(300 bp) — Monthly	(1,082)
	CMBX NA BBB-.12 Index	(2,339)	12,000	3,337	8/17/61	(300 bp) — Monthly	992
	JPMorgan Securities LLC
	CMBX NA A.6 Index	(4,454)	16,927	2,715	5/11/63	(200 bp) — Monthly	(1,745)
	CMBX NA BB.7 Index	(78,835)	157,369	57,739	1/17/47	(500 bp) — Monthly	(21,227)
	CMBX NA BB.9 Index	(14,826)	30,000	11,877	9/17/58	(500 bp) — Monthly	(2,974)
	CMBX NA BBB-.12 Index	(1,802)	15,000	4,172	8/17/61	(300 bp) — Monthly	2,362
	CMBX NA BBB-.7 Index	(499,810)	1,842,092	349,998	1/17/47	(300 bp) — Monthly	(150,734)
	Merrill Lynch International
	CMBX NA BB.10 Index	(11,494)	202,000	90,456	11/17/59	(500 bp) — Monthly	78,794
	CMBX NA BBB-.7 Index	(20,241)	213,714	40,606	1/17/47	(300 bp) — Monthly	20,258
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	(5,070)	15,442	2,477	5/11/63	(200 bp) — Monthly	(2,598)
	CMBX NA A.6 Index	(778)	2,376	381	5/11/63	(200 bp) — Monthly	(397)
	CMBX NA A.6 Index	(291)	891	143	5/11/63	(200 bp) — Monthly	(148)
	CMBX NA A.6 Index	(86)	297	48	5/11/63	(200 bp) — Monthly	(38)
	CMBX NA A.6 Index	(97)	297	48	5/11/63	(200 bp) — Monthly	(49)
	CMBX NA A.6 Index	(98)	297	48	5/11/63	(200 bp) — Monthly	(50)
	CMBX NA A.6 Index	(96)	297	48	5/11/63	(200 bp) — Monthly	(48)
	CMBX NA BB.10 Index	(31,705)	135,000	60,453	11/17/59	(500 bp) — Monthly	28,636
	CMBX NA BB.10 Index	(29,160)	96,000	42,989	11/17/59	(500 bp) — Monthly	13,749
	CMBX NA BB.10 Index	(6,397)	61,000	27,316	11/17/59	(500 bp) — Monthly	20,867
	CMBX NA BB.7 Index	(15,485)	75,263	27,614	1/17/47	(500 bp) — Monthly	12,066
	CMBX NA BB.7 Index	(13,305)	67,444	24,745	1/17/47	(500 bp) — Monthly	11,384
	CMBX NA BB.7 Index	(404)	1,955	717	1/17/47	(500 bp) — Monthly	312
	CMBX NA BB.9 Index	(156)	4,000	1,584	9/17/58	(500 bp) — Monthly	1,424
	CMBX NA BBB-.10 Index	(9,526)	110,000	30,382	11/17/59	(300 bp) — Monthly	20,801
	CMBX NA BBB-.10 Index	(11,105)	90,000	24,858	11/17/59	(300 bp) — Monthly	13,708
	CMBX NA BBB-.10 Index	(11,288)	89,000	24,582	11/17/59	(300 bp) — Monthly	13,250
	CMBX NA BBB-.10 Index	(5,991)	50,000	13,810	11/17/59	(300 bp) — Monthly	7,794
	CMBX NA BBB-.10 Index	(2,182)	17,000	4,695	11/17/59	(300 bp) — Monthly	2,505
	CMBX NA BBB-.11 Index	(12,027)	38,000	7,619	11/18/54	(300 bp) — Monthly	(4,427)
	CMBX NA BBB-.13 Index	(3,390)	55,000	15,296	12/16/72	(300 bp) — Monthly	11,878
	CMBX NA BBB-.7 Index	(5,016)	68,354	12,987	1/17/47	(300 bp) — Monthly	7,937
	CMBX NA BBB-.7 Index	(5,501)	46,723	8,877	1/17/47	(300 bp) — Monthly	3,349

Upfront premium received		—			Unrealized appreciation		1,028,763

Upfront premium (paid)		(1,473,949)			Unrealized (depreciation)		(232,237)

	Total	$(1,473,949)				Total	$796,526
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD / $	United States Dollar
Key to holding's abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
ICE	Intercontinental Exchange
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
LIBOR	London Interbank Offered Rate
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2023 through September 30, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $107,724,907.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/23
Short-term investments
	Putnam Short Term Investment Fund**	$28,953,866	$25,902,805	$29,411,909	$1,027,114	$25,444,762

	Total Short-term investments	$28,953,866	$25,902,805	$29,411,909	$1,027,114	$25,444,762
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $229,080.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $615,366.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $215,031.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
At close of the reporting period, the fund has deposited cash valued at $728,760 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $123,402 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $588,410 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $615,366 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Utilities and power	$—	$11,925	$—

Total common stocks	—	11,925	—
Asset-backed securities	—	934,211	—
Convertible bonds and notes	—	6,320,561	—
Corporate bonds and notes	—	18,971,681	—
Foreign government and agency bonds and notes	—	9,183,694	—
Mortgage-backed securities	—	36,766,182	—
Senior loans	—	2,121,936	—
U.S. government and agency mortgage obligations	—	73,534,241	—
U.S. treasury obligations	—	776,137	—
Short-term investments	930,000	31,713,140	—

Totals by level	$930,000	$180,333,708	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$46,517	$—
Futures contracts	146,687	—	—
Forward premium swap option contracts	—	1,477,053	—
TBA sale commitments	—	(8,498,947)	—
Interest rate swap contracts	—	(234,258)	—
Total return swap contracts	—	(173,554)	—
Credit default contracts	—	278,252	—

Totals by level	$146,687	$(7,104,937)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$324,200,000
Written swap option contracts (contract amount)	$250,800,000
Futures contracts (number of contracts)	200
Forward currency contracts (contract amount)	$17,800,000
Centrally cleared interest rate swap contracts (notional)	$802,400,000
OTC total return swap contracts (notional)	$1,700,000
OTC credit default contracts (notional)	$16,600,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com